SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure For Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
	Percentage ownership
Subsidiaries	2023	2022

I.M.C. Holdings Ltd. (”IMC”)	100%	100%
Focus Medical Herbs Ltd. ("Focus") *)	74%	74%
I.M.C. Pharma Ltd.	100%	100%
I.M.C.C. Medical Herbs Ltd. ***)	100%	100%
I.M.C Farms Israel Ltd. ("IMC Farms") ***)	100%	100%
I.M.C Ventures Ltd. ("IMC Ventures") ***)	75%	75%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda) ***)	-	-
Adjupharm GmbH (“Adjupharm”)	90.02%	90.02%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”)	100%	100%
Rosen High Way Ltd. (“Rosen High Way”)	100%	100%
High Way Shinua Ltd. (“HW Shinua”)	100%	100%
Revoly Trading and Marketing Ltd. (“Vironna”)	51%	51%
Oranim Plus Pharm LTD.	51.3%	51.3%
Oranim Pharm	51%	51%
Trichome Financial Corp. (“Trichome”)	**)	**)
Trichome Financial Cannabis GP Inc.	**)	**)
Trichome Financial Cannabis Manager Inc.	**)	**)
Trichome Asset Funding Corp.	**)	**)
Trichome JWC Acquisition Corp. (“TJAC”)	**)	**)
Trichome Retail Corp.	**)	**)
MYM Nutraceuticals Inc. (“MYM”)	**)	**)
SublimeCulture Inc.	**)	**)
CannaCanada Inc.	**)	**)
MYM International Brands Inc.	**)	**)
Highland Grow Inc.	**)	**)

*)
The Company does not hold directly interest or voting rights in Focus. The Company's wholly-owned subsidiary holds an option to buy the ownership of the 74% of Focus shares. According to accounting criteria in IFRS 10, the Company is viewed as effectively exercising control over Focus, and therefore, the accounts of Focus are consolidated with those of the Company (see also note 26).

**)	Deconsolidated effective November 7, 2022, when Trichome filed to commence proceedings under the Companies’ Creditors Arrangement Act (CCAA) (see Note 1).

***)	Dissolved as of December 31, 2023.

Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment [Table Text Block]
	%	Mainly %

Buildings	3	3
Greenhouse production equipment	7 - 25	20
Greenhouse structure	12.5	12.5
Motor vehicles	15	15
Computer, software and equipment	20 - 33	33
Leasehold improvements	See below	See below

Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets [Table Text Block]
Years

Customer relationship	5 - 8
Brand name	9
Other intangibles	9